3. Fair Value (Details-Measurements) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Cash and cash equivalents	$ 722	$ 646	$ 50
Loans receivable, net	4,045	3,604	4,580
Financial Liabilities
Customer interest escrow	255	329
Notes payable unsecured	3,239	1,502
Notes payable related party	0	1,108
Carrying Amount
Financial Assets
Cash and cash equivalents	722	646
Loans receivable, net	4,045	3,604
Financial Liabilities
Customer interest escrow	255	329
Notes payable unsecured	3,239	1,502
Notes payable related party	0	1,108
Commitments to extend credit	0	0
Estimated Fair Value
Financial Assets
Cash and cash equivalents	722	646
Loans receivable, net	4,045	3,604
Financial Liabilities
Customer interest escrow	255	329
Notes payable unsecured	3,239	1,502
Notes payable related party	0	1,108
Commitments to extend credit	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial Assets
Cash and cash equivalents	722	646
Loans receivable, net	0	0
Financial Liabilities
Customer interest escrow	0	0
Notes payable unsecured	0	0
Notes payable related party	0	0
Commitments to extend credit	0	0
Significant Other Observable Inputs (Level 2)
Financial Assets
Cash and cash equivalents	0	0
Loans receivable, net	0	0
Financial Liabilities
Customer interest escrow	0	0
Notes payable unsecured	0	0
Notes payable related party	0	0
Commitments to extend credit	0	0
Significant Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	0	0
Loans receivable, net	4,045	3,604
Financial Liabilities
Customer interest escrow	255	329
Notes payable unsecured	3,239	1,502
Notes payable related party	0	1,108
Commitments to extend credit	$ 0	$ 0